OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Property, Plant and Equipment [Line Items]
Shipping and handling expenses	$ 12.6	$ 22.0		$ 27.7	$ 26.2
Advertising expenses	6.0	5.1		8.0	5.9
Expense related to profit sharing contributions	1.8	3.5		4.9	5.1
Matching contribution percentage			20.00%
Expenses recognized related to profit sharing contributions	0.6	1.1		1.4	1.3
Promotional program reserve	17.6		$ 17.6	16.4
Health Insurance Product Line
Property, Plant and Equipment [Line Items]
Insurance expense	6.5	9.9		16.6	15.8
Self-insurance reserves	1.5		1.5	1.4
Automobile, General Liability And Workers' Compensation Insurance
Property, Plant and Equipment [Line Items]
Insurance expense	1.5	$ 6.5		9.0	$ 8.6
Self-insurance reserves	$ 5.0		$ 5.0	$ 5.7
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life			2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life			20 years
Transportation Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life			3 years
Transportation Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life			10 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life			8 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life			40 years